Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 6,195,446	$ 1,274,729	$ 4,492,400
Prepaid expenses and other current assets	309,628	637,342	128,000
Total current assets	6,505,074	1,912,071	4,620,400
Property and equipment, net	96,395	115,181
Right-of-use lease asset		14,960
Total assets	6,601,469	2,042,212	4,620,400
Current liabilities:
Accounts payable	466,084	596,261	865,901
Accrued payroll and related expenses			266,852
Accrued expenses	996,447	1,528,669	76,023
Lease liability		16,752
Deferred underwriting commissions	2,911,260
Total current liabilities	4,373,791	2,141,682	1,208,776
Total liabilities	4,373,791	2,141,682	1,208,776
Commitments and Contingencies
Stockholders’ equity (deficit):
Series A Preferred Stock value		3,903,730	403,733
Series A-1 Preferred Stock value		3,578,197
Common stock value	23,536	2,309	2,293
Additional paid-in-capital	26,343,404	6,933,593	5,536,060
Accumulated deficit	(24,139,262)	(14,517,299)	(2,530,462)
Total stockholders’ equity (deficit)	2,227,678	(99,470)	3,411,624
Total liabilities and stockholders’ equity (deficit)	$ 6,601,469	2,042,212	$ 4,620,400
Previously Reported
Current assets:
Cash and cash equivalents		1,274,729
Prepaid expenses and other current assets		637,342
Total current assets		1,912,071
Property and equipment, net		115,181
Right-of-use lease asset		14,960
Total assets		2,042,212
Current liabilities:
Accounts payable		596,261
Accrued payroll and related expenses		756,729
Accrued expenses		771,940
Lease liability		16,752
Total current liabilities		2,141,682
Total liabilities		2,141,682
Commitments and Contingencies
Stockholders’ equity (deficit):
Series A Preferred Stock value		3,903,730
Series A-1 Preferred Stock value		3,578,197
Common stock value		2,309
Additional paid-in-capital		6,933,593
Accumulated deficit		(14,517,299)
Total stockholders’ equity (deficit)		(99,470)
Total liabilities and stockholders’ equity (deficit)		2,042,212
Pro Forma
Stockholders’ equity (deficit):
Series A Preferred Stock value
Series A-1 Preferred Stock value
Common stock value		3,622
Additional paid-in-capital		14,414,207
Accumulated deficit		(14,517,299)
Total stockholders’ equity (deficit)		(99,470)
Total liabilities and stockholders’ equity (deficit)